Sales revenues	12 Months Ended
Dec. 31, 2023
Sales Revenues
Sales revenues

9.	Sales revenues
9.1.	Revenues from contracts with customers

As an integrated energy company, revenues from contracts with customers derive from different products sold by the Company’s operating segments, taking into consideration specific characteristics of the markets where they operate. For additional information about the operating segments of the Company, its activities and its respective products sold, see note 13.

The determination of transaction prices derives from methodologies and policies based on the parameters of these markets, reflecting operating risks, level of market share, changes in exchange rates and international commodity prices, including Brent oil prices, oil products such as diesel and gasoline, and the Henry Hub Index.

	2023	2022	2021
Diesel	32,260	40,149	24,236
Gasoline	14,309	16,175	11,910
Liquefied petroleum gas	3,506	5,121	4,491
Jet fuel	5,015	5,423	2,271
Naphtha	1,837	2,396	1,699
Fuel oil (including bunker fuel)	1,158	1,411	1,775
Other oil products	4,428	5,536	4,261
Subtotal oil products	62,513	76,211	50,643
Natural gas	5,632	7,673	5,884
Crude oil	5,475	7,719	671
Renewables and nitrogen products	94	283	40
Breakage	860	669	243
Electricity	657	694	2,902
Services, agency and others	1,059	1,043	808
Domestic market	76,290	94,292	61,191

Exports	25,012	27,497	21,491
Crude oil	18,447	19,332	14,942
Fuel oil (including bunker fuel)	5,114	7,399	5,480
Other oil products and other products	1,451	766	1,069
Sales abroad (1)	1,107	2,685	1,284
Foreign market	26,119	30,182	22,775
Sales revenues	102,409	124,474	83,966
(1) Sales revenues from operations outside of Brazil, including trading and excluding exports.

As of December 31, 2023, the composition of sales revenues by shipping destination is presented as follows:

	2023	2022	2021
Domestic market	76,290	94,292	61,191
China	7,232	6,389	7,053
Americas (except United States)	4,846	7,166	4,702
Europe	5,534	5,932	3,110
Asia (except China and Singapore)	1,447	1,505	1,671
United States	3,924	4,914	2,162
Singapore	3,063	4,271	3,913
Others	73	5	164
Foreign market	26,119	30,182	22,775
Sales revenues	102,409	124,474	83,966

In 2023, sales to two clients of the refining, transportation and marketing segment represented individually 16% and 11% of the Company’s sales revenues; in 2022, sales to two clients of the same segment individually represented 15% and 11% of the Company’s sales revenues; and in 2021 one client of the same segment individually represented 10% of the Company’s sales revenues.

9.2.	Remaining performance obligations

The Company is party to sales contracts signed until December 31, 2023 with original expected duration of more than 1 year, which define the volume and timing of goods or services to be delivered during the term of the contract, and the payment terms for these future sales.

The estimated remaining values of these contracts in 2023 presented below are based on the contractually agreed future sales volumes, as well as prices prevailing at December 31, 2023 or practiced in recent sales reflecting more directly observable information:

	Expected recognition within 1 year	Expected recognition after 1 year	Total
Domestic market
Gasoline	12,161	178	12,339
Diesel	27,325	-	27,325
Natural gas	7,715	38,986	46,701
Liquefied petroleum gas	3,120	-	3,120
Services and others	740	3,607	4,347
Naphtha	1,497	1,497	2,994
Electricity	529	4,919	5,448
Other oil products	3,013	3,756	6,769
Jet fuel	1,335	-	1,335
Foreign market
Exports	2,732	5,337	8,069
Total	60,167	58,280	118,447

Revenues are recognized once goods are transferred and services are provided to the customers and their measurement and timing of recognition will be subject to future demands, changes in commodities prices, exchange rates and other market factors.

The table above does not include information on contracts with original expected duration of less than one year, such as spot-market contracts, variable considerations which are constrained, and information on contracts only establishing general terms and conditions (Master Agreements), for which volumes and prices will only be defined in subsequent contracts.

In addition, electricity sales are mainly driven by demands to generate electricity from thermoelectric power plants, as and when requested by the Brazilian National Electric System Operator (ONS). These requests are substantially affected by Brazilian hydrological conditions. Thus, the table above presents mainly fixed amounts for the electricity to be available to customers in these operations.

9.3.	Contract liabilities

The balance of contract liabilities carried on the statement of financial position in 2023 amounted to US$ 115 (US$ 48 in 2022). This amount is classified as other current liabilities and primarily comprises advances from customers in ship and take or pay contracts to be recognized as revenue based on future sales of natural gas or following the non-exercise of the right by the customer.

Accounting policy for revenues

The Company evaluates contracts with customers for the sale of oil and oil products, natural gas, electricity, services and other products, which will be subject to revenue recognition, and identifies the distinct goods and services promised in each of them.

Sales revenues are recognized when control is transferred to the client, which usually occurs upon delivery of the product or when the service is provided. At this moment, the company satisfies the performance obligation.

Performance obligations are considered to be promises to transfer to the client: (i) good or service (or group of goods or services) that is distinct; and (ii) a series of distinct goods or services that have the same characteristics or are substantially the same and that have the same pattern of transfer to the client.

Revenue is measured based on the amount of consideration to which the Company expects to be entitled in exchange for transfers of promised goods or services to the customer, excluding amounts collected on behalf of third parties. Transaction prices are based on contractually stated prices, which reflect the Company's pricing methodologies and policies based on market parameters.

Invoicing occurs in periods very close to deliveries and rendering of services, therefore, significant changes in transaction prices are not expected to be recognized in revenues for periods subsequent to satisfaction of the performance obligation, except for some exports in which final price formation occurs after the transfer of control of the products and are subject to the variation in the value of the commodity.

Sales are carried out in short terms of receipt, thus there are no significant financing components.